Related Party Transactions (Details Narrative) - Tang Dynasty Investment Group Limited [Member] - Consulting Agreements [Member]			12 Months Ended
	Jul. 15, 2017 USD ($)	Jul. 15, 2017 HKD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 HKD ($)
Monthly compensation	$ 2,567			$ 110,000
HKD [Member]
Monthly compensation		$ 20,000	$ 14,116